U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.	Name and address of issuer:

WESTON PORTFOLIOS
20 WILLIAM STREET
WELLESLEY, MA  02181

2.	Name of each series or class of funds for which this notice is filed:

NEW CENTURY CAPITAL PORTFOLIO
NEW CENTURY I PORTFOLIO

3.	Investment Company Act File Number:  811-5646

	Securities Act File Number:  33-24041

4.	Last day of fiscal year for which this notice is filed:  10/31/96

5.	N/A

6.	N/A

7.	N/A

8.	Number and aggregate sale price of securities registered during
the fiscal year             other than pursuant to rule 24f-2:

NONE

9.	Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

$18,650,497

10.	Number and aggregate sale price of securities issued during
the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.5):

$7,840,876

11.	Number and aggregate sale price of securities sold during the fiscal year:

$18,650,497

12.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during
		the fiscal year in reliance on rule 24f-2
		(from Item 9): 	$18,650,497

	(ii)	Aggregate price of shares issued in
		connection with dividend reinvestment plans
		(from Item 10, if applicable):	+ 7,840,876

	(iii)	Aggregate price of shares redeemed or
		repurchased during the fiscal year (if
		applicable):	- 8,156,440

	(iv)	N/A

	(v)	N/A

	(vi)	Multiplier prescribed by Section 6(b) under
		the Securities Act of 1933 or other
		applicable law or regulation (see
		Instruction C.5):	x .00030303

	(vii)	Fee due [line (vi) multiplied by line (vii)]:	$3,180.01

13.	Check box if fees are being remitted to the commission's
lockbox depository as described in section 3a of the Commission's
Rules of Informal and Other Procedures (17 CFR 202.3a).
				[  X ]

	Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: December 20, 1996

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)	______________________________________
			             PAUL J. VIERBICKAS, SECRETARY
Date:  December 20, 1996